Accounts Payable and Other Accrued Liabilities (Tables)	12 Months Ended
Sep. 30, 2015
Accounts Payable and Accrued Liabilities [Line Items]
Accounts Payable and Other Accrued Liabilities
The tables below provide details for the amounts included in “Accounts payable and other accrued liabilities” on the balance sheets for both WGL and Washington Gas.

WGL Holdings, Inc.
	September 30,
(In millions)	2015	2014
Accounts payable—trade	$277.3	$278.8
Employee benefits and payroll accruals	31.4	19.8
Other accrued liabilities	16.4	14.6
Total	$325.1	$313.2

Washington Gas Light Company
Accounts Payable and Accrued Liabilities [Line Items]
Accounts Payable and Other Accrued Liabilities

Washington Gas Light Company
	September 30,
(In millions)	2015	2014
Accounts payable—trade	$122.2	$146.4
Employee benefits and payroll accruals	29.5	18.2
Other accrued liabilities	7.6	11.9
Total	$159.3	$176.5